Shareholder Report, Line Graph (Details) 190428_GuideMark Core Fixed Income Fund_RS Class_TSR Annual {RS Shares} - USD ($)		12 Months Ended
	Mar. 13, 2026	Mar. 31, 2026
RS Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuideMark Core Fixed Income Fund RS Shares
Accumulated Value	$ 10,000	$ 10,005
Bloomberg U.S. Aggregate Bond Index_
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,012